UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

306 West 7th Street, Suite 616          Fort Worth TX   76102

(Address of principal executive offices)         (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 817.529.0444

Date of fiscal year end:  10/31/2008

Date of reporting period: 10/31/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO SHAREHOLDERS
The Annual Report to Shareholders for the period ended October 31, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”)(17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

October 31, 2008

                                                                                                December 29, 2008
Dear Epiphany Shareholder:

I hope this letter finds you and your family well.

Although the economy is officially in a recession, there are positive things to report here at the Epiphany Faith and Family Values 100 Fund.  For the fiscal year ending October 31, 2008, Class N shares outperformed the S&P 500 Total Return Index* by 7.55 percentage points and the Domini Social Index 400** by 6.59 points.

		For the Year Ended October 31, 2008	Commencement of Operations through October 31, 2008(1)
Class N		(28.55)%	(16.50)%
Class A(2)	Without sales load	N/A	(19.57)%
	With sales load	N/A	(23.59)%
Class C(2)	Without sales load	N/A	(22.86)%
	With contingent deferred sales charge	N/A	(23.64)%
S&P 500 Total Return Index(3)*		(36.10)%	(17.15)%
Domini 400 Social Index(3)**		(35.14)%	(17.76)%

(1)
Epiphany Faith and Family Values 100 Fund Class N shares commenced operations on January 8, 2007, Class A shares commenced operations on March 19, 2008, Class C shares commenced operations on February 13, 2008.

(2)	Returns shown are aggregate total returns, not annualized.
(3)	Commencement of operations return assumes inception date of January 8, 2007.

There are several reasons for this success.  First and foremost is our Catholic screening, which includes a unique two step process of exclusions and a company report card. Many of the financial companies affected by the economic crisis and bailouts, like Lehman Brothers and Merrill Lynch, do not pass our screening and were not a part of the Fund.  This had a positive impact on performance.  In addition, I continue to look at companies who pass our screening but are undervalued for opportunities to purchase.  I am also mindful of sectors and strive to keep the Fund diversified both across and within sectors.  Lastly, I like companies that pay a dividend.

As of October 31, 2008, the Fund’s portfolio reflected the following industry weightings:

Oil & Gas Services	11.52%	Internet	2.47%
Banks	9.06%	Multimedia	2.31%
Food	7.80%	Machinery	1.70%
Semiconductors	7.61%	Telecommunications	1.62%
Computers	6.43%	Tools	1.48%
Healthcare Products	6.24%	Iron & Steel	1.27%
Insurance	5.01%	Aerospace Defense	1.20%
Miscellaneous Manufacturing	4.96%	Commercial Services	1.11%
Cosmetics & Toiletries	4.38%	Packaging & Containers	1.03%
Retail	4.37%	Real Estate Investments Trusts	0.61%
Pharmaceuticals	3.21%	Mining	0.52%
Utilities	2.92%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of October 31, 2008 and are subject to change.

As of October 31, 2008, the Fund’s top five holdings were as follows:

Bank of New York Mellon Corp.	4.93%
BB&T Corp.	4.15%
XTO Energy, Inc.	4.11%
Transocean, Inc.	3.81%
Lowe’s Companies	3.66%
Percentages in the above table are based on the Fund’s portfolio holdings as of October 31, 2008 and are subject to change.

An excellent example of the impact of our Catholic screening is AIG, who has lost over 96% of their value this year.  Epiphany actually held AIG shares earlier in the year.  However, in a routine screening review of our holdings, we discovered that AIG offers liability insurance for abortion clinics so we sold our shares before they lost significant value.

Despite the relative newness of the Fund and its small size, national awareness of the Fund continues to grow.  In the past 3 months, Epiphany has appeared in Time magazine, CNN, Barron’s, and in quite a few Catholic publications and radio outlets.  I have been interviewed by Dow Jones, the Associated Press, and other publications for articles expected to be published in the next few months.  In addition, my first television interview was on Fox News at market close on Christmas Eve and discussed how a Catholic mutual fund doesn’t just follow Wall Street when making decisions.

This national exposure has resulted in increased distribution through national brokerage platforms. As we continue to grow and add assets to the Fund, we are excited about the opportunity to influence companies to make positive changes to their policies and procedures to help build God’s kingdom here on earth.  In addition, growth in assets will allow us to expand our Fund family to include additional strategies and would lower the costs for every shareholder.

May the peace of Christ be with you and your family during this blessed season and in the coming New Year.

Sam Saladino
Portfolio Manager
Epiphany Faith and Family Values 100 Fund

This report is intended for the Fund’s Shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call 1-877-977-3747.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  Please read the prospectus carefully before you invest.  The Fund imposes a 2.00% redemption fee on each class of shares redeemed within 60 days of purchase. A maximum sales charge of 5.00% is imposed on Class A shares.  Shareholders of Class C shares are imposed a contingent deferred sales charge (“CDSC”) of 1.00% in the event of certain redemption transactions within one year following such investments.

* The S&P 500 Total Return Index (“S&P 500”) by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  As with any fund, save an index fund, that commonly compares its performance to the S&P 500, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Epiphany Faith and Family Values 100 Fund, which will not invest in certain securities comprising this index.

** The Domini 400 Social Index (“DS400”) by KLD Research & Analytics, Inc. is a float-adjusted market capitalization-weighted common stock index modeled on the S&P 500 Index.  The DS400 is the first benchmark for equity portfolios subject to multiple social screens.  It is a widely recognized benchmark for measuring the impact of social screening on financial returns and the performance of socially screened portfolios.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.  As with any fund, save an index fund, that commonly compares its performance to the DS400, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Epiphany Faith and Family Values 100 Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 3, 2008 for the Epiphany Faith and Family Values 100 Fund were as follows:

Epiphany Faith and Family Values 100 Fund Class N, gross of fee waivers or expense reimbursements	34.01%
Epiphany Faith and Family Values 100 Fund Class N, after waiver and reimbursement ***	1.59%
Epiphany Faith and Family Values 100 Fund Class A, gross of fee waivers or expense reimbursements	34.01%
Epiphany Faith and Family Values 100 Fund Class A, after waiver and reimbursement ***	1.59%
Epiphany Faith and Family Values 100 Fund Class C, gross of fee waivers or expense reimbursements	34.76%
Epiphany Faith and Family Values 100 Fund Class C, after waiver and reimbursement ***	2.34%

*** The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Fund Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) to 1.50% of the average daily net assets of the Fund’s Class N and Class A shares and 2.25% of the average daily net assets of the Fund’s Class C shares through February 29, 2009.  Total Gross Operating Expenses during the year ended October 31, 2008 were 10.55% for the Class N shares.  Total Gross Operating Expenses (Annualized) during the periods since inception from March 19, 2008 for the Class A shares and February 13, 2008 for the Class C shares through October 31, 2008 were 10.53% for the Class A shares and 11.13% for the Class C shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended October 31, 2008.

EPIPHANY FUNDS	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period of 05/01/08 through 10/31/08.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 05/01/08 through 10/31/08

Actual Fund Return (in parentheses)	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Expenses Paid During Period*
Class N (-25.44%)	$1,000.00	$745.60	$6.58
Class A (-25.42%)	1,000.00	745.80	6.58
Class C (-25.85%)	1,000.00	741.50	9.85

Hypothetical 5% Fund Return	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Expenses Paid During Period*
Class N	$1,000.00	$1,017.60	$7.61
Class A	1,000.00	1,017.60	7.61
Class C	1,000.00	1,013.83	11.39

*Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 1.50%, and 2.25% for the Class N, Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-977-3747.  Please read it carefully before you invest or send money.

EPIPHANY FUNDS	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE EPIPHANY FAITH AND FAMILY
VALUES 100 FUND AND THE DOMINI 400 SOCIAL INDEX

11,000
10,500
10,000
9,500
9,000
8,500
8,000
7,500
7,000
6,500
Dollars ($)
$7,211
$7,014
01/08/07
01/31/07
04/30/07
07/31/07
10/31/07
01/31/08
04/30/08
07/31/08
10/31/08
Class N Shares
Domini 400 Social Index

Average Annual Total Return

Average Annual Total Return

		For the Year Ended October 31, 2008	Commencement of Operations through October 31, 2008(1)
Class N		(28.55)%	(16.50)%
Class A(2)	Without sales load	N/A	(19.57)%
	With sales load	N/A	(23.59)%
Class C(2)	Without sales load	N/A	(22.86)%
	With contingent deferred sales charge	N/A	(23.64)%
Domini 400 Social Index(3)		(35.14)%	(17.76)%

(1)
Epiphany Faith and Family Values 100 Fund Class N shares commenced operations on January 8, 2007, Class A shares commenced operations on March 19, 2008, Class C shares commenced operations on February 13, 2008.

(2)	Returns shown are aggregate total returns, not annualized.
(3)	Commencement of operations return assumes inception date of January 8, 2007.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total return calculations reflect expense reimbursements and/or fee waivers in the applicable periods.  See financial highlights for periods where fees were waived and/or reimbursed.  Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call 1-877-977-3747.  The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days of purchase.

EPIPHANY FUNDS	ANNUAL REPORT

The above graph depicts the performance of the Epiphany Faith and Family Values 100 Fund Class N shares versus the Domini 400 Social Index.  The Domini 400 Social Index (“DS400”) by KLD Research & Analytics, Inc. is a float-adjusted market capitalization-weighted common stock index modeled on the S&P 500 Index.  The DS400 is the first benchmark for equity portfolios subject to multiple social screens.  It is a widely recognized benchmark for measuring the impact of social screening on financial returns and the performance of socially screened portfolios.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the DS400 Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Epiphany Faith and Family Values 100 Fund, which will not invest in certain securities comprising the DS400 index.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value
COMMON STOCK - (88.83%)

AEROSPACE & DEFENSE - (1.20%)
United Technologies Corp.	350	$19,236

BANKS - (9.06%)
Bank of New York Mellon Corp.	2,414	78,696
BB&T Corp.	1,851	66,358
		145,054

COMMERCIAL SERVICES - (1.11%)
Paychex, Inc.	625	17,838

COMPUTERS - (6.43%)
Apple, Inc. *	450	48,415
Computer Sciences Corp. *	630	19,001
Hewlett-Packard Co.	925	35,409
		102,825

COSMETICS & TOILETRIES - (4.38%)
Colgate-Palmolive Co.	550	34,518
Procter & Gamble Co.	550	35,497
		70,015

FOOD - (7.80%)
Hormel Foods Corp.	1,200	33,912
Kellogg Co.	840	42,353
SYSCO Corp.	1,850	48,470
		124,735

HEALTHCARE PRODUCTS & SERVICES - (6.24%)
Brookdale Senior Living, Inc.	2,175	18,749
Covidien Ltd.	910	40,304
Zimmer Holdings, Inc. *	880	40,858
		99,911

INSURANCE - (5.01%)
Allstate Corp.	2,055	54,231
MetLife, Inc.	685	3,111
Reinsurance Group of America, Inc. *	84	22,756
		80,098

INTERNET - (2.47%)
Google, Inc. *	110	39,530

IRON & STEEL - (1.27%)
Nucor Corp.	500	20,255

MACHINERY - (1.70%)
Caterpillar, Inc.	560	21,375
Deere & Co.	150	5,784
		27,159

MINING - (0.52%)
Alcoa, Inc.	345	3,971
Freeport-McMoRan Copper & Gold, Inc.	150	4,365
		8,336

MISCELLANEOUS MANUFACTURING - (4.96%)
3M Co.	600	38,580
Teleflex, Inc.	770	40,802
		79,382

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value
COMMON STOCK - (88.83%) (Continued)

MULTIMEDIA - (2.31%)
McGraw-Hill Cos., Inc.	1,380	$37,039

OIL & GAS - (11.52%)
EOG Resources, Inc.	715	57,858
Transocean, Inc. *	740	60,924
XTO Energy, Inc.	1,825	65,609
		184,391

PACKAGING & CONTAINERS - (1.03%)
Packaging Corp. of America	980	16,493

PHARMACEUTICALS - (3.21%)
Abbott Laboratories	931	51,345

REAL ESTATE INVESTMENT TRUSTS - (0.61%)
ProLogis	700	9,800

RETAIL - (4.37%)
Costco Wholesale Corp.	200	11,402
Lowe's Cos., Inc.	2,694	58,460
		69,862

SEMICONDUCTORS - (7.61%)
Analog Devices, Inc.	1,350	28,836
Linear Technology Corp.	1,680	38,102
Texas Instruments, Inc.	2,800	54,768
		121,706

TELECOMMUNICATIONS - (1.62%)
CenturyTel, Inc.	560	14,062
Corning, Inc.	1,100	11,913
		25,975

TOOLS - (1.48%)
Lincoln Electric Holdings, Inc.	550	23,733

UTILITIES - (2.92%)
Exelon Corp.	255	13,831
Public Service Enterprise Group, Inc.	1,169	32,907
		46,738

TOTAL COMMON STOCK (Cost $1,892,969)		1,421,456

SHORT-TERM INVESTMENTS - (10.98%)
Huntington National Bank Money Market IV, 1.30% ** (Cost $175,762)	175,762	175,762

TOTAL INVESTMENTS (Cost $2,068,731) - 99.81%		$1,597,218

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.19%		3,009

NET ASSETS - 100%		$1,600,227

* Non-Income producing security.
** Rate shown represents the rate at October 31, 2008, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - October 31, 2008

Epiphany Faith and Family Values 100 Fund
Assets:
Investments, at market (identified cost $2,068,731)	$1,597,218
Cash	9,191
Due from adviser	18,589
Prepaid expenses	6,523
Receivables:
Dividends	3,706
Interest	192
Capital shares sold	2,500
Total assets	1,637,919

Liabilities:
Payables:
Accrued expenses	32,083
Due to administrator	5,031
Accrued Distribution (12b-1) fees	578
Total liabilities	37,692

Net Assets	$1,600,227

Sources of Net Assets:
Paid-in capital	$2,196,242
Undistributed net investment income	2,488
Accumulated net realized loss on investments	(126,990)
Net unrealized depreciation on investments	(471,513)

Total Net Assets (228,043 shares of benefical interest issued and
outstanding, unlimited shares authorized)	$1,600,227

Class N shares:
Net Assets applicable to 218,959 shares outstanding	$1,536,513
Net Asset Value, and offering price per share	$7.02

Minimum redemption price per share [1]	$6.88

Class A shares:
Net Assets applicable to 7,982 shares outstanding	$55,996
Net Asset Value	$7.02

Offering price per share Class A [2]	$7.39

Minimum redemption price per share [1]	$6.88

Class C shares:
Net Assets applicable to 1,102 shares outstanding	$7,718
Net Asset Value and offering price per share	$7.00

Maximum redemption price per share Class C [1,3]	$6.79

[1]	A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days following such investments.
[2]	A maximum sales charge of 5.00% is imposed on Class A shares.
[3]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
ANNUAL REPORT

STATEMENT OF OPERATIONS

Epiphany Faith and Family Values 100 Fund

For the Year Ended October 31, 2008
Investment Income:
Dividends from money market funds	$3,775
Dividends from equities	30,637
Total investment income	34,412

Expenses:
Management fees	10,542
Distribution (12b-1) fees - Class N	3,457
Distribution (12b-1) fees - Class A	40
Distribution (12b-1) fees - Class C	69
Legal fees	31,000
Accounting and transfer agent fees and expenses	36,893
Compliance officer fees	18,000
Registration fees	12,583
Audit fees	10,800
Custodian fees	5,796
Trustee fees and expenses	4,900
Miscellaneous expense	4,726
SEC Filing Fees	4,409
Pricing fees	3,295
Insurance	1,963
Total expenses	148,473
Less: fees waived and expenses absorbed	(127,335)
Net expenses	21,138

Net investment income	13,274

Realized and unrealized loss on investments:
Net realized loss on investments	(121,658)
Net change in unrealized depreciation on investments	(441,549)
Net loss on investments	(563,207)

Net decrease in net assets resulting from operations	$(549,933)

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

	Epiphany Faith and Family Values 100 Fund

	For the Year Ended	For the Period Ended
	October 31, 2008	October 31, 2007 *

Operations:
Net investment income	$13,274	$3,155
Net realized gain (loss) on investments	(121,658)	13,987
Net change in unrealized depreciation on investments	(441,549)	(29,964)
Net decrease in net assets resulting from operations	(549,933)	(12,822)

Distributions to shareholders from:
Net investment income	(11,618)	(2,323)
Net realized gain	(19,319)	-
	(30,937)	(2,323)

Capital share transactions (Note 2):
Increase in net assets from Capital share transactions	987,859	1,108,383

Increase in net assets	406,989	1,093,238

Net Assets:
Beginning of period	1,193,238	100,000

End of period (Including Undistributed Net Investment Income of $2,488 and $832, respectively)	$1,600,227	$1,193,238

*	The Epiphany Faith and Family Values 100 Fund commenced operations on January 8, 2007.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
ANNUAL REPORT

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Epiphany Faith and Family Values 100 Fund

	Class N

	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007 *

Net Asset Value, Beginning of Period	$10.05	$10.00

Investment Operations:
Net investment income [1]	0.08	0.06
Net realized and unrealized gain (loss) on investments	(2.90)	0.03
Total from investment operations	(2.82)	0.09

Distributions from:
Net investment income	(0.07)	(0.04)
Net realized capital gain	(0.14)	-
	(0.21)	(0.04)

Net Asset Value, End of Period	$7.02	$10.05

Total Return [2]	(28.55)%	0.92%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,536	$1,193

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.55%	33.92%[3]
After fees waived and expenses absorbed	1.50%	1.50%[3]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(8.10)%	(31.71)%[3]
After fees waived and expenses absorbed	0.95%	0.71%[3]

Portfolio turnover rate	80%	116%

*	The Epiphany Faith and Family Values 100 Fund Class N commenced operations on January 8, 2007.
[1]	Per share amounts were calculated using the average shares method.
[2]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
ANNUAL REPORT

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Epiphany Faith and Family Values 100 Fund

	Class A		Class C

	For the Period Ended October 31, 2008 *		For the Period Ended October 31, 2008 **

Net Asset Value, Beginning of Period	$8.77		$9.08

Investment Operations:
Net investment income [1]	0.04		- [2]
Net realized and unrealized loss on investments	(1.75)		(2.08)
Total from investment operations	(1.71)		(2.08)

Distributions from:
Net investment income	(0.04)		- [3]

Net Asset Value, End of Period	$7.02		$7.00

Total Return [4]	(19.57)%		(22.86)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$56		$8

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.53%[5]		11.13%[5]
After fees waived and expenses absorbed	1.50%[5]		2.25%[5]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(8.13)%[5]		(8.83)%[5]
After fees waived and expenses absorbed	0.90	% [5]	0.04%[5]

Portfolio turnover rate	80%		80%

*	The Epiphany Faith and Family Values 100 Fund Class A commenced operations on March 19, 2008.
**	The Epiphany Faith and Family Values 100 Fund Class C commenced operations on February 13, 2008.
[1]	Per share amounts were calculated using the average shares method.
[2]	Net investment income per share resulted in less than $0.01 per share.
[3]	Net investment income distribution was less than $0.01 per share.
[4]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2008	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Epiphany Funds (the “Trust”) was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The sole authorized series of the Trust is the Epiphany Faith and Family Values 100 Fund (the “Fund”).  Prior to March 1, 2008, the Fund was named the Epiphany Core Equity Fund.  The Fund became effective with the Securities and Exchange Commission on January 5, 2007 and commenced operations on January 8, 2007.  The Fund is registered to offer three classes of shares, Class N, Class A and Class C.  The Class N shares commenced operations on January 8, 2007.  The Class A shares commenced operations on March 19, 2008.  The Class C shares commenced operations on February 13, 2008.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  The Fund is diversified.  The Fund’s investment objective is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.   The investment adviser to the Fund is Trinity Fiduciary Partners LLC (the “Adviser”).

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)           Investment Valuation—The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the “Board”) has determined represents fair value. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At October 31, 2008, no securities were valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)           Federal Income Tax—The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Effective June 29, 2007 the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

           As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

c)           Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2008	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(d)        Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

e)         Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)          Redemption fees and sales charges (loads)—Shareholders of Class N, Class A and Class C shares that redeem shares within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.00% is imposed on Class A shares.  Shareholders of Class C shares are imposed a contingent deferred sales charge (“CDSC”) of 1.00% in the event of certain redemption transactions within one year following such investments.  The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund.  There were redemption fees of $16 paid to the Fund and no CDSC fees paid to the Adviser for the fiscal year ended October 31, 2008.

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the fiscal year ended October 31, 2008 were as follows:

	Class N		Class A [1]
	Shares	Amount	Shares	Amount
Sold	141,660	$1,259,633	7,964	$71,128
Reinvested	3,002	28,297	18	157
Redeemed	(44,480)	(381,361)	-	-
Net Increase	100,182	$906,569	7,982	$71,285

	Class C [2]
	Shares	Amount
Sold	1,101	$10,000
Reinvested	1	5
Redeemed	-	-
Net Increase	1,102	$10,005

[1] For the period March 19, 2008 (commencement of operations) through October 31, 2008.
[2] For the period February 13, 2008 (commencement of operations) through October 31, 2008.

Transactions in shares of capital stock for the Fund for the period from January 8, 2007 to October 31, 2007 were as follows:

	Class N
	Shares	Amount
Sold	172,837	$1,765,887
Reinvested	218	2,235
Redeemed	(64,278)	(659,739)
Net Increase	108,777	$1,108,383

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2008	ANNUAL REPORT

(3)	INVESTMENT TRANSACTIONS

For the fiscal year ended October 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$1,993,497	$979,033

There were no government securities purchased or sold during the fiscal year.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Trinity Fiduciary Partners LLC (the “Adviser”) acts as investment adviser for the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”).  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund.  For the fiscal year ended October 31, 2008, the Fund incurred $10,542 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at October 31, 2008.

The Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) at 1.50% of the Fund's average daily net assets through February 28, 2009.  Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time.  For the fiscal year ended October 31, 2008, the Adviser waived management fees of $10,542 and reimbursed $116,793 of Fund expenses, of which, $18,589 was due from the Adviser as of October 31, 2008.  At October 31, 2008, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $271,207.  The Adviser may recapture $143,872 no later than October 31, 2010 and $127,335 no later than October 31, 2011.

A Trustee of the Trust is the Chief Executive Officer of the Adviser.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix Capital Group, Inc. (“Matrix” or the “Administrator”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For these services to the Trust, the Fund pays Matrix the greater of $9 per active shareholder account per year or a minimum fee of $625 per month plus the greater of $17,500 per year or an asset based fee of 0.07% of the Fund’s first $25 million in assets, 0.06% on assets in excess $25 million to $50 million, 0.04% on assets in excess of $50 million to $100 million and 0.02% on assets in excess of $100 million.  For the fiscal year ended October 31, 2008, Matrix earned $36,893 for such services including out of pocket expenses, with $3,531 remaining payable at October 31, 2008.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive $18,000 per year per series.  For the fiscal year ended October 31, 2008, Matrix earned $18,000 of compliance fees, with $1,500 remaining payable at October 31, 2008.

Matrix also acts as Distributor of the Trust’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Adviser a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Class N and Class A shares and up to 1.00% for Class C shares.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2008	ANNUAL REPORT

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.  For the fiscal year ended October 31, 2008, the Fund incurred $3,457 of 12b-1 fees for Class N.  For the period March 19, 2008 (commencement of operations) through October 31, 2008, the Fund incurred $40 of 12b-1 fees for Class A.  For the period February 13, 2008 (commencement of operations) through October 31, 2008, the Fund incurred $69 of 12b-1 fees for Class C.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at October 31, 2008 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 2,071,005	$ 11,620	$ (485,407)	$ (473,787)

The difference between book basis and tax-basis cost and unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

For the fiscal year ended October 31, 2008, the Fund distributed $11,618 of ordinary income and $19,319 of short-term capital gains.  During the period from January 8, 2007 to October 31, 2007, the Fund distributed ordinary income in the amount of $2,323.

The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  As of October 31, 2008, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	$2,488
Capital Loss Carryforwards	(124,716)
Net Unrealized Depreciation	(473,787)
Distributable Earnings, Net	$(596,015)

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of certain temporary book/tax differences such as the deferral of realized losses on wash sales.

At October 31, 2008, the Fund had $124,716 of capital loss carryforwards expiring on October 31, 2016 available to offset future capital gains.  To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

(6)	NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2008	ANNUAL REPORT

(6)	NEW ACCOUNTING PRONOUNCEMENTS (continued)

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2008, Charles Schwab & Co., Inc. held 44% of the Fund’s shares in an omnibus account for the sole benefit of their customers, and may therefore be deemed to control the Fund.

(8)	SPECIAL MEETING OF SHAREHOLDERS

Prior to December 5, 2007, the Adviser was controlled by Sam Saladino and Adam Auten.  On December 5, 2007, Keith Hutton acquired over 25% of the outstanding membership interests of the Adviser.  Although Mr. Saladino and Mr. Auten continue to own membership interests in the Adviser, are officers of the Adviser, and will continue to exercise control over the day-to-day operations of the Adviser, Mr. Hutton’s acquisition may be considered to be a “change of control” of the Adviser.

Pursuant to the Investment Company Act of 1940 Act (the “1940 Act”), as amended, a transaction which results in a change in control of an investment adviser causes the management agreement to be “assigned”.  The 1940 Act further provides that a management agreement will automatically terminate in the event of an assignment.  As a result, the shareholders were asked to consider the approval of a new management agreement for the Fund with the Adviser.

A Special Meeting of Shareholders (the “Meeting”) was held on April 4, 2008 to consider and approve a proposed Management Agreement (the “Proposed Agreement”) between the Trust and the Adviser.  Approval of the proposal required a separate vote by shareholders of the Fund to bind the Fund.  Approval required the affirmative vote of “a majority of the outstanding voting securities” of the Fund as that term is defined under the 1940 Act.  This means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting or (b) more than 50% of the outstanding shares of the Fund.

At the Meeting, the Fund had 51.03% of shareholders entitled to vote present by proxy.  The Proposed Agreement was approved by the shareholders of the Trust with voting results as follows:

Number of Votes:
	For	Against	Abstain
Epiphany Faith and Family Values 100 Fund	66,050	-	-

(9)	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
  of Epiphany Funds

We have audited the accompanying statement of assets and liabilities of the Epiphany Faith and Family Values 100 Fund (the “Fund”), a series of Epiphany Funds, including the schedule of investments as of October 31, 2008 and the related statements of operations, changes in net assets and financial highlights for the year then ended, and the statement of changes in net assets and financial highlights for the period January 8, 2007 (commencement of investment operations) through October 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of October 31, 2008, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Epiphany Faith and Family Values 100 Fund (the “Fund”), a series of Epiphany Funds, as of October 31, 2008, the results of its operations and changes in its net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
December 29, 2008

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-817-529-0444; and on the Commission’s website at http://www.sec.gov.

The Fund filed Form N-PX in August 2007, which describes how the Adviser has voted on all such Fund proxies during the 12-month period ending June 30, 2007.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-817-529-0444; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended October 31, 2008, the following dividends and distributions per share were paid by the Funds:

	Ordinary Income	Long-Term Capital Gains
Epiphany Faith and Family Values 100 Fund Class N Class A Class C	$0.215407 $0.043350 $0.004921	- - -

Please note that, for the taxable year ended October 31, 2008, the respective percentages of ordinary income distributions paid by the Epiphany Faith and Family Values 100 Fund which consist of qualified dividend income for individuals, are as follows:

Percentage
Epiphany Faith and Family Values 100 Fund	100%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Robert J. Mitchell 306 W. 7th Street Suite 888 Fort Worth, Texas 76102 Age: 61	Trustee	Indefinite/ December 1, 2006 - present	Board Member, Partners in Health, a hospital foundation, since 2003. Board Member, E. Technos, software administration, since 2004.	1	Principal, Board Member, Mitchell & Moroneso IS, Inc.
William Reichenstein Baylor University Hankamer School of Business Waco, Texas 76798-8004 Age: 56	Trustee	Indefinite/ December 1, 2006 - present	Professor of Investments, Baylor University, since 1990.	1	Independent Director, CM Advisors Family of Funds
Interested Trustees and Officers
Samuel J. Saladino III* 306 W. 7th Street Suite 616 Fort Worth, TX 76102 Age: 35	President and Chairman and Trustee	Indefinite/ December 1, 2006 – present (Trustee since September 27, 2006)	Chief Executive Officer, Trinity Fiduciary Partners, LLC, investment adviser, since 2005. Owner, Ameriprise, financial planning, 1995-2004.	1	None
David F. Ganley 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090 Age: 61	Chief Compliance Officer and Secretary	Indefinite/ December 1, 2006 - present
Senior Vice President, Matrix Capital Group, Inc., financial services, since 2005. Secretary and Treasurer, Catalyst Funds, mutual fund, since 7/2006. Chief Compliance Officer, The USX China Fund, mutual fund, since 2005. Chief Compliance Officer, The Blue and White Fund, mutual fund, 2004 -1/2006. Financial Principal, Shipley Raidy Capital Partners, broker/ dealer 2001-2005. President, Treasurer and Director, InCap Securities, Inc., broker/ dealer 2001- 2005. Financial Principal, Prisol Securities Inc., broker-dealer, 2001-2005.
Chief Administrative Officer, InCap Service Company, financial services, 2001-2004.

				N/A	N/A
Larry E. Beaver, Jr. 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090 Age: 39	Chief Financial Officer and Treasurer	Indefinite/ November 2007 - present
Director of Fund Accounting & Administration, Matrix Capital Group, February 2005 to present; Fund Accounting Manager, InCap Service Co., May 2003 to January 2005; Fund Accounting Supervisor, Declaration Group/InCap Service Co., October 2001 to April 2003.
				N/A	N/A
*  Samuel J. Saladino III is deemed an interested trustee because he is an officer of the Trust and Chief Executive Officer of the Fund’s investment advisor.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $700 per Board meeting attended.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended October 31, 2008.

Name of Trustee	Aggregate Compensation From the Epiphany Faith and Family Values 100 Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Epiphany Faith and Family Values 100 Fund Paid to Trustees
Independent Trustees
Ralph McCloud[1]	$1,400	Not Applicable	Not Applicable	$1,400
Robert J. Mitchell	$1,400	Not Applicable	Not Applicable	$1,400
William Reichenstein	$1,400	Not Applicable	Not Applicable	$1,400
Interested Trustees
Samuel J. Saladino III	None	Not Applicable	Not Applicable	None

1 Ralph McCloud resigned as a Trustee of the Trust effective October 27, 2008.

Epiphany Funds
306 West 7th Street
Suite 616
Fort Worth, TX  76102

INVESTMENT ADVISER
Trinity Fiduciary Partners LLC
306 West 7th Street
Suite 616
Fort Worth, TX  76102

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
335 Madison Avenue
11th Floor
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington Bancshares, Inc.
7 Easton Oval
Columbus, OH  43219

ITEM 2.	CODE OF ETHICS.
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  A copy of the code is attached;

During the period covered by this report, there were no amendments to any provision of the code of ethics; and

During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of trustees has determined that Robert J. Mitchell, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert.  Mr. Mitchell is “independent” as that term is defined in paragraph (a) (2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $10,500 and 10,000.00 for the fiscal years ended October 31, 2008 and 2007, respectively.

(b)
Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were$1,500 and 1,200.00 for the fiscal years ended October 31, 2008 and 2007, respectively.

(d)
All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2008 and 2007 respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended October 31,  2008 and 2007 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable at this time.

ITEM 6.	SCHEDULE OF INVESTMENT
Included in Annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMETN INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable Fund is an open-end management investment company.

ITEM10.	SUMBISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive and principal financial officers has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were so significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS
(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By Samuel J. Saladino, III, President	/s/ Samuel J. Saladino, III
Date: January 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Samuel J. Saladino, III, President	/s/ Samuel J. Saladino, III
Date: January 2, 2009

By Larry E. Beaver, Jr., Treasurer	/s/ Larry E. Beaver, Jr.
Date: January 2, 2009